Share-based Payments (Details 3)	12 Months Ended
Jun. 30, 2018 shares $ / shares
Vesting Period One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue Date	Jun. 29, 2012
Number of Options | shares	14,493
Expiry Date	Nov. 30, 2021
Exercise Price | $ / shares	$ 1.944
Vesting Period Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue Date	Jun. 29, 2012
Number of Options | shares	29,668
Expiry Date	Jan. 17, 2022
Exercise Price | $ / shares	$ 1.876
Vesting Period Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue Date	Mar. 03, 2014
Number of Options | shares	15,380
Expiry Date	Feb. 28, 2019
Exercise Price | $ / shares	$ 1.892
Vesting Period Four [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue Date	May 29, 2014
Number of Options | shares	140,056
Expiry Date	May 28, 2019
Exercise Price | $ / shares	$ 0.3
Vesting Period Five [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue Date	Nov. 27, 2015
Number of Options | shares	6,000,000
Vesting Conditions	See below
Expiry Date	Nov. 27, 2019
Exercise Price | $ / shares	$ 0.5
Vesting Period Six [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue Date	Feb. 18, 2016
Number of Options | shares	1,000,000
Expiry Date	Feb. 24, 2019
Exercise Price | $ / shares	$ 0.57
Vesting Period Seven [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue Date	May 31, 2016
Number of Options | shares	425,532
Expiry Date	Nov. 27, 2019
Exercise Price | $ / shares	$ 0.5
Vesting Period Eight [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue Date	Jul. 07, 2016
Number of Options | shares	25,289,894
Expiry Date	Nov. 30, 2019
Exercise Price | $ / shares	$ 0.55
Vesting Period Nine [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue Date	Dec. 09, 2016
Number of Options | shares	200,000
Expiry Date	Nov. 27, 2019
Exercise Price | $ / shares	$ 0.5
Vesting Period Ten [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue Date	Jun. 09, 2017
Number of Options | shares	24,400,000
Expiry Date	Jun. 13, 2022
Exercise Price | $ / shares	$ 0.326
Vesting Period Eleven [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue Date	Jun. 13, 2017
Number of Options | shares	3,660,000
Expiry Date	Jun. 13, 2022
Exercise Price | $ / shares	$ 0.326
Vesting Period Twelve [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue Date	Jun. 22, 2017
Number of Options | shares	1,050,000
Expiry Date	Oct. 01, 2018
Exercise Price | $ / shares	$ 0.5
Vesting Period Thirteen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue Date	Jun. 22, 2017
Number of Options | shares	1,000,000
Expiry Date	Nov. 27, 2019
Exercise Price | $ / shares	$ 0.500
Vesting Period Fourteen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue Date	Mar. 15, 2018
Number of Options | shares	7,897,647
Expiry Date	Mar. 15, 2023
Exercise Price | $ / shares	$ 0.468
Vesting Period Fifteen [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue Date	Mar. 15, 2018
Number of Options | shares	526,510
Expiry Date	Mar. 15, 2023
Exercise Price | $ / shares	$ 0.585